Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible Assets, Net
Cost			¥ 1,302,558		¥ 1,647,313
Accumulated amortization			(541,282)		(905,259)
Impairment (note)			(16,907)		(16,907)
Net amount	$ 104,443		744,369		725,147
Amortization expenses for intangible assets	$ 52,424	¥ 363,977	289,644	¥ 250,221
Expected amortization expenses
2017					340,707
2018					46,914
2019					2,782
2020					2,275
2021					1,438
Domain names
Intangible Assets, Net
Cost			14,983		15,927
Accumulated amortization			(11,869)		(15,927)
Net amount			3,114
Customer relationship
Intangible Assets, Net
Cost			295,610		313,303
Accumulated amortization			(116,954)		(202,418)
Net amount			178,656		110,885
Trademarks
Intangible Assets, Net
Cost			893,390		898,514
Accumulated amortization			(360,167)		(611,359)
Net amount			533,223		287,155
Non-compete agreement
Intangible Assets, Net
Cost			70,127		70,127
Accumulated amortization			(43,830)		(67,102)
Net amount			26,297		3,025
Estimated economic life	3 years	3 years
Payment license
Intangible Assets, Net
Cost					319,660
Net amount					319,660
Estimated economic life	5 years	5 years
Renewal term	5 years	5 years
Others
Intangible Assets, Net
Cost			28,448		29,782
Accumulated amortization			(8,462)		(8,453)
Impairment (note)			(16,907)		(16,907)
Net amount			¥ 3,079		¥ 4,422